Interests in other entities - Disclosure of Investments in Joint Ventures (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Interests In Other Entities [Abstract]
Aggregate carrying amount of individually immaterial joint ventures and associates	€ 2,650	€ 2,744	€ 2,892
Loss from continuing operations	(720)	(1,056)	(1,598)
Other comprehensive income	0	0	0
Total comprehensive loss	€ (720)	€ (1,056)	€ (1,598)